Other accounts payable and accrued expenses - Schedule of Accounts Payable and Accruals (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Taxes Payable, Current	$ 3,458	$ 2,646
Employee-related Liabilities, Current	45,936	34,111
Taxes Payable	756	833
Other Accrued Liabilities, Current	10,649	6,161
Contract With Customer, Customer Advances	666	862
Other Accounts Payable And Other Accrued Liabilities, Current	1,865	232
Other Accounts Payable and Accrued Liabilities	$ 63,330	$ 44,845